REVENUE	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue	■ Revenue

For the years ended December 31	2025	2024
Gold sales
Spot market sales	$14,438	$11,268
Concentrate sales	674	536
Provisional pricing adjustments	35	16
	$15,147	$11,820
Copper sales
Copper concentrate sales	$1,411	$871
Provisional pricing adjustments	64	(16)
	$1,475	$855
Other sales[1]	$334	$247
Total	$16,956	$12,922
[1]Revenues from the sale of by-products from our gold and
copper mines.
For the year ended December 31, 2025, the Company has
three customers that individually account for more than
10% of the Company’s total revenue. These customers
represent approximately 26%, 12% and 11% of total
revenue. However, because gold can be sold through
numerous gold market traders worldwide (including a large
number of financial institutions), the Company is not
economically dependent on a limited number of customers
for the sale of its product.
Principal Products
All of our gold mining operations produce gold in doré form, except Phoenix and Bulyanhulu, which produce both gold
doré and gold concentrate. Gold doré is unrefined gold
bullion bars usually consisting of 90% gold that is refined to pure gold bullion prior to sale to our customers.
Concentrate is a semi-processed product containing the
valuable metal minerals from which most of the waste
mineral has been removed. Our Lumwana mine produces a
concentrate (which primarily contains copper), and copper
cathodes. Our Phoenix mine produces a concentrate that
contains both gold and copper. Incidental revenues from the
sale of by-products, primarily copper, silver and energy at
our gold mines, are classified within other sales.
Provisional Copper and Gold Sales
We have provisionally priced sales for which price
finalization, referenced to the relevant copper and gold
index, is outstanding at the balance sheet date. Our
exposure at December 31, 2025 to the impact of future
movements in market commodity prices for provisionally
priced sales is set out in the following table:

	Volumes subject to final pricing Copper (millions) Gold (000s)		Impact on net income before taxation of 10% movement in market price
As at December 31	2025	2024	2025	2024
Copper pounds[1]	56	63	$30	$25
Gold ounces	29	48	13	13
[1]Amounts in thousands of tonnes: 2025: 25; 2024: 28.
At December 31, 2025, our provisionally priced copper
sales subject to final settlement were recorded at an
average price of $5.34/lb (2024: $4.04/lb). At December 31,
2025, our provisionally priced gold sales subject to final
settlement were recorded at an average price of $4,337/oz
(2024: $2,636/oz). The sensitivities in the above tables
have been determined as the impact of a 10% change in
commodity prices at each reporting date, while holding all
other variables, including foreign currency exchange rates,
constant.